Fair Value of Financial Instruments and Derivative Instruments Valuation of Company's Financial Instruments (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments – asset position	$ 0	$ 0
Derivative instruments – liability position	$ 121	$ 0